Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Schedule Of Investments [Abstract]
Schedule of Short-Term Investments Balance	Short-term investments represent structured deposits with maturities of less than one year. Short-term investments balance as of December 31, 2019 and 2020 is primarily denominated in the following currencies:

	As of December 31, 2019		As of December 31, 2020
		RMB		RMB
	Amount	equivalent	Amount	equivalent
US$	25,087	175,012	12,045	78,594
RMB	141,189	141,189	617,457	617,457
Total		316,201		696,051